Quarterly Summary Of Earnings (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule Of Quarterly Summary Of Earnings

Year ended December 31	First [1]	Second [1]	Third [1,2]	Fourth [1,3,4]	Total
2013
Net sales	$860.8	$879.6	$877.6	$859.2	$3,477.2
Gross profit	179.9	185.3	179.6	165.1	709.9
Earnings from continuing operations before income taxes	68.4	82.4	90.5	(3.7)	237.6
Earnings from continuing operations	$49.7	$59.6	$66.5	$10.5	$186.3
Earnings (loss) from discontinued operations, net of tax	(.2)	12.3	5.5	(4.2)	13.4
Net earnings	49.5	71.9	72.0	6.3	199.7
(Earnings) attributable to noncontrolling interest, net of tax	(.4)	(.6)	(.7)	(.7)	(2.4)
Net earnings attributable to Leggett & Platt, Inc. common shareholders	$49.1	$71.3	$71.3	$5.6	$197.3
Earnings per share from continuing operations attributable to Leggett & Platt, Inc. common shareholders
Basic	$.34	$.41	$.45	$.07	$1.27
Diluted	$.33	$.40	$.45	$.07	$1.25
Earnings (loss) per share from discontinued operations attributable to Leggett & Platt, Inc. common shareholders
Basic	$—	$.08	$.04	$(.03)	$.09
Diluted	$—	$.08	$.04	$(.03)	$.09
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic	$.34	$.49	$.49	$.04	$1.36
Diluted	$.33	$.48	$.49	$.04	$1.34
2012
Net sales	$875.5	$867.3	$862.9	$808.8	$3,414.5
Gross profit	167.8	175.8	179.4	172.6	695.6
Earnings from continuing operations before income taxes	64.0	77.9	77.9	67.7	287.5
Earnings from continuing operations	$43.8	$58.0	$51.1	$78.9	$231.8
Earnings (loss) from discontinued operations, net of tax	.7	7.4	15.5	(4.9)	18.7
Net earnings	44.5	65.4	66.6	74.0	250.5
(Earnings) attributable to noncontrolling interest, net of tax	(.5)	(.5)	(.8)	(.5)	(2.3)
Net earnings attributable to Leggett & Platt, Inc. common shareholders	$44.0	$64.9	$65.8	$73.5	$248.2
Earnings per share from continuing operations attributable to Leggett & Platt, Inc. common shareholders
Basic	$.30	$.40	$.35	$.54	$1.59
Diluted	$.30	$.40	$.34	$.53	$1.57
Earnings (loss) per share from discontinued operations attributable to Leggett & Platt, Inc. common shareholders
Basic	$—	$.05	$.11	$(.03)	$.13
Diluted	$—	$.05	$.11	$(.03)	$.13
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic	$.30	$.45	$.46	$.51	$1.72
Diluted	$.30	$.45	$.45	$.50	$1.70
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1.
As discussed in Note B beginning on page 12 of the Notes to Consolidated Financial Statements in Exhibit 99.4 attached to this Form 8-K, amounts for 2012 and 2013 have been retrospectively adjusted to reflect the reclassification of certain businesses from continuing to discontinued operations.

2.
As discussed in Note R beginning on page 44 of the Notes to Consolidated Financial Statements in Exhibit 99.4 attached to this Form 8-K, in the third quarter of 2013 we recorded a $9 bargain purchase gain related to an acquisition.

3.
As discussed in Note C beginning on page 13 of the Notes to Consolidated Financial Statements in Exhibit 99.4 attached to this Form 8-K, in the fourth quarter of 2013 we incurred $67 of charges related to the Commercial Vehicle Products group ($63 goodwill impairment charge and $4 accelerated amortization of a customer-related intangible asset.)

4.
Net earnings for 2012 include a fourth quarter $27 net tax benefit primarily related to the release of valuation allowances on certain Canadian deferred tax assets, partially offset by withholding taxes on earnings in China.